Leases (Narrative) (Details)									1 Months Ended
	Apr. 01, 2022 CAD ($)	Apr. 01, 2022 USD ($)	Mar. 11, 2022 CAD ($)	Mar. 11, 2022 USD ($)	Jan. 01, 2022 CAD ($)	Jan. 01, 2022 USD ($)	Sep. 13, 2021 CAD ($)	Sep. 13, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	May 31, 2022 CAD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Oct. 31, 2021 USD ($)	Feb. 28, 2021 CAD ($)	Oct. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Line of credit																	$ 5,237,735		$ 5,497,249		$ 0
Weighted average remaining lease term																	12 years 2 months 23 days	12 years 2 months 23 days	13 years 3 months 18 days
Weighted average discount rate																	5.42%	5.42%	5.46%
Lease Agreements [Member] | SDP [Member]
Lessee, Lease, Description [Line Items]
Sale of facility in Clear Lake, South Dakota													$ 2,760,377	$ 2,182,461	$ 2,634,667	$ 2,182,461
Amount of base annual rental													$ 242,767		$ 230,533	$ 190,965
Renewal term of four extension options													5 years		5 years							5 years
Lease base rental amount description															The base rental amount increases annually on the first day of the lease year at the lesser of 2% or 1.25 times the change in the price index, as defined	The base rental amount increases annually on the first day of the lease year at the lesser of 2% or 1.25 times the change in the price index, as defined
Letter of credit													$ 484,975		$ 484,975		$ 483,065	$ 381,930				$ 381,930
Lease Agreements [Member] | Simbex, LLC [Member]
Lessee, Lease, Description [Line Items]
Amount of base annual rental									$ 200,148	$ 157,440	$ 201,155	$ 157,440
Renewal term of four extension options									5 years		5 years									5 years
Lease base rental amount description											The base rental amount increases annually on the first day of the lease year at the lesser of 2% or 1.25 times the change in the price index, as defined	The base rental amount increases annually on the first day of the lease year at the lesser of 2% or 1.25 times the change in the price index, as defined
Letter of credit									$ 119,350		$ 119,350						$ 118,753	$ 93,413		$ 93,413
Lease Agreements [Member] | Inspira Financial [Member]
Lessee, Lease, Description [Line Items]
Amount of base annual rental	$ 25,110	$ 19,752					$ 24,748	$ 19,752
Renewal term of four extension options	6 months	6 months					6 months	6 months
Lease Agreements [Member] | Mio-Guard, LLC [Member]
Lessee, Lease, Description [Line Items]
Amount of base annual rental			$ 107,321	$ 85,656	$ 108,892	$ 85,656
Renewal term of four extension options			5 years	5 years	5 years	5 years